Accumulated Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) Tables [Abstract]
Accumulated other comprehensive income/(loss)

					Net loss and prior
			Translation		service costs/(credit) of	Accumulated other
As of or for the year ended	Unrealized gains/(losses)		adjustments,		defined benefit pension	comprehensive
December 31, (in millions)	on AFS securities(b)		net of hedges	Cash flow hedges	and OPEB plans	income/(loss)

Balance at December 31, 2007	$380		$8	$(802)	$(503)	$(917)
Net change	(2,481	)(c)	(606)	600	(2,283)	(4,770)

Balance at December 31, 2008	(2,101)		(598)	(202)	(2,786)	(5,687)
Net change	4,133	(d)	582	383	498	5,596

Balance at December 31, 2009	2,032	(e)	(16)	181	(2,288)	(91)
Cumulative effect of changes in accounting principles(a)	(144)		—	—	—	(144)
Net change	610	(f)	269	25	332	1,236

Balance at December 31, 2010	$2,498	(e)	$253	$206	$(1,956)	$1,001

(a)	Reflects the effect of adoption of accounting guidance related to the consolidation of VIEs, and to embedded credit derivatives in beneficial interests in securitized financial assets. AOCI decreased by $129 million due to the adoption of the accounting guidance related to VIEs as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation; for further discussion see Note 16 on pages 244–259 of this Annual Report. AOCI decreased by $15 million due to the adoption of the new guidance related to credit derivatives embedded in certain of the Firm’s AFS securities; for further discussion, see Note 6 on pages 191–199 of this Annual Report.

(b)	Represents the after-tax difference between the fair value and amortized cost of the AFS securities portfolio and retained interests in securitizations recorded in other assets.

(c)	The net change during 2008 was due primarily to spread widening related to credit card asset-backed securities, nonagency MBS and collateralized loan obligations.

(d)	The net change during 2009 was due primarily to overall market spread and market liquidity improvement as well as changes in the composition of investments.

(e)	Includes after-tax unrealized losses of $(81) million and $(226) million not related to credit on debt securities for which credit losses have been recognized in income at December 31, 2010 and 2009, respectively.

(f)	The net change during 2010 was due primarily to the narrowing of spreads on commercial and nonagency MBS as well as on collateralized loan obligations; also reflects increased market value on pass-through MBS due to narrowing of spreads and other market factors.

Changes of the components of accumulated other comprehensive income (loss)

	2010			2009			2008
	Before	Tax	After	Before	Tax	After	Before	Tax	After
Year ended December 31, (in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax

Unrealized gains/(losses) on AFS securities:
Net unrealized gains/(losses) arising during the period	$3,982	$(1,540)	$2,442	$7,870	$(3,029)	$4,841	$(3,071)	$1,171	$(1,900)
Reclassification adjustment for realized (gains)/losses included in net income	(2,982)	1,150	(1,832)	(1,152)	444	(708)	(965)	384	(581)

Net change	1,000	(390)	610	6,718	(2,585)	4,133	(4,036)	1,555	(2,481)

Translation adjustments:
Translation	402	(139)	263	1,139	(398)	741	(1,781)	682	(1,099)
Hedges	11	(5)	6	(259)	100	(159)	820	(327)	493

Net change	413	(144)	269	880	(298)	582	(961)	355	(606)

Cash flow hedges:
Net unrealized gains/(losses) arising during the period	247	(96)	151	767	(308)	459	584	(226)	358
Reclassification adjustment for realized (gains)/losses
included in net income	(206)	80	(126)	(124)	48	(76)	402	(160)	242

Net change	41	(16)	25	643	(260)	383	986	(386)	600

Net loss and prior service cost/(credit) of defined benefit pension and OPEB plans:
Net gains/(losses) and prior service credits arising during the period	294	(96)	198	494	(200)	294	(3,579)	1,289	(2,290)
Reclassification adjustment for net loss and prior service credits included in net income	224	(90)	134	337	(133)	204	14	(7)	7

Net change	518	(186)	332	831	(333)	498	(3,565)	1,282	(2,283)

Total other comprehensive income/(loss)	$1,972	$(736)	$1,236	$9,072	$(3,476)	$5,596	$(7,576)	$2,806	$(4,770)